Unaudited Interim Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,651,452	$ 8,948,400
Prepaid expenses and other current assets	593,738	297,998
Total current assets	2,245,190	9,246,398
Property and equipment	12,398	18,102
Other assets	12,558	12,143
Total assets	2,270,146	9,276,643
Current liabilities:
Accounts payable, including related party of $660 and $53,365, as of June 30, 2023 and December 31, 2022, respectively	3,113,025	2,373,276
Other accrued liabilities, including related party of $19,325 and $4,107 as of June 30, 2023 and December 31, 2022, respectively (Note 5)	779,349	986,437
Total current liabilities	3,892,374	3,359,713
Deferred revenues	2,499,969	2,499,969
Accrued pension liability	164,620	136,122
Total liabilities	6,556,963	5,995,804
Commitments and contingencies
Shareholders’ equity (deficit)
Common shares, CHF 0.02 ($0.02) par value; 35,671,780 authorized; 35,671,780 and 32,428,893 shares outstanding at June 30, 2023 and December 31, 2022, respectively	733,413	668,555
Treasury shares	(64,858)
Additional paid-in capital	60,925,046	60,864,530
Accumulated deficit	(65,814,193)	(58,201,455)
Accumulated other comprehensive loss	(66,225)	(50,791)
Total shareholders’ equity (deficit)	(4,286,817)	3,280,839
Total liabilities and shareholders’ equity (deficit)	$ 2,270,146	$ 9,276,643